Bridge Notes (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands					9 Months Ended		12 Months Ended
	Sep. 29, 2023	Aug. 31, 2023	Dec. 31, 2022	Dec. 15, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2023
Short-Term Debt [Line Items]
Balance outstanding			$ 66,691		$ 102,691		$ 66,691	$ 72,619
Unamortized debt costs			216				216
Net proceeds					$ 5,703		34,728
Bridge Notes [Member]
Short-Term Debt [Line Items]
Balance outstanding			$ 36,000	$ 36,000			$ 36,000
Net proceeds from issuance of debt				$ 34,728
Debt interest rate			19.00%	12.00%			19.00%
Debt interest rate, increase percentage				1.50%
Debt maturity term				Dec. 31, 2023	Dec. 31, 2023
Debt issuance costs			$ 1,272				$ 1,272
Balance outstanding			34,805		$ 5,767		34,805
Unamortized debt costs			1,195				1,195
Debt instrument, interest rate, effective percentage					24.80%
Prepayment fees on advances, net					$ 6,000
Principal amount prepay due					100.00%
Investment owned, balance, principal amount					$ 6,000
Debt instrument, unamortized discount, current					233
2023 Notes [Member]
Short-Term Debt [Line Items]
Balance outstanding		$ 5,000
Other Borrowings		3,000
Aggregate principal minimum amount	$ 1,000	$ 1,000
Net proceeds	5,703
Amortized debt cost	$ 297
Debt instrument, interest rate, effective percentage		10.00%
Net proceeds from business combination					$ 6,000
2022 Bridge Notes [Member]
Short-Term Debt [Line Items]
Balance outstanding			$ 34,805	$ 36,000			$ 34,805
Net proceeds from issuance of debt				34,728
Debt interest rate					12.00%				12.00%	12.00%
Debt maturity term			Dec. 31, 2026		Dec. 31, 2026		Dec. 31, 2026
Debt issuance costs				$ 1,272
Balance outstanding					$ 36,000
Debt instrument, interest rate, effective percentage				10.00%
Principal amount of debt					$ 20,000		36,000
Unamortized debt costs			$ 1,195				$ 1,195
Two ThousandT wenty Two Notes [Member]
Short-Term Debt [Line Items]
Amortized debt cost				$ 100